INCOME TAX (Schedule of Income Tax Expenses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAX [Abstract]
Current	$ 1,224,430	$ 696,694	$ 2,190,005
Deferred	(5,400)	(139,266)	(50,976)
Income tax expenses	$ 1,219,030	$ 557,428	$ 2,139,029